Discontinued operations and assets classified as held for sale	12 Months Ended
Dec. 31, 2018
Discontinued operations and assets classified as held for sale [Abstract]
Disclosure of discontinued operations [text block]

Discontinued operations and assets classified as held for sale

Discontinued operations consist primarily of our retained shareholding in Signify (formerly Philips Lighting), the combined Lumileds and Automotive businesses and certain other divestments formerly reported as discontinued operations. The below table summarizes the discontinued operations, net of income taxes results reported in the consolidated statements of income.

Philips Group

Discontinued operations, net of income taxes

in millions of EUR

2016 - 2018

	2016	2017	2018
Signify	244	896	(198)
The combined Lumileds and Automotive businesses	282	(29)	12
Other	134	(24)	(27)
Discontinued operations, net of income taxes	660	843	(213)
Signify

As from December 31, 2018, Philips is no longer able to exercise significant influence with respect to Signify. The results related to Philips' retained interest in Signify until the moment the company lost significant influence are recognized in discontinued operations. These results relate to an overall EUR 198 million loss, which reflects dividends received of EUR 32 million and a loss due to value adjustments of EUR 218 million.

As of December 31, 2018 the remaining shareholding in Signify is part of continued operations. For further details, please refer to Interest in entities.

The following table, summarizes the results of Signify included in the Consolidated statements of income as discontinued operations.

Results of Signify

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales	7,094	6,319
Costs and expenses	(6,726)	(5,776)	(18)
Result on the deconsolidation of discontinued operations		538
Fair value adjustment retained interest		(104)	(218)
Dividend income			32
Income before tax	368	977	(204)
Income tax expense	(124)	(150)	7
Income tax on the deconsolidation of discontinued operations		61
US Tax Cuts and Jobs Act		8
Results from discontinued operations	244	896	(198)
Discontinued operations: Combined Lumileds and Automotive businesses

On June 30, 2017, Philips completed the sale of an 80.1% interest in the combined Lumileds and Automotive businesses to certain funds managed by affiliates of Apollo Global Management, LLC. In the first quarter of 2018 we reached a final settlement resulting in a gain of EUR 8 million.

The combined businesses of Lumileds and Automotive were reported as discontinued operations as from the end of November 2014.

For details on the retained interest in the combined Lumileds and Automotive businesses we refer to Other financial assets.

The following table summarizes the results of the combined businesses of Lumileds and Automotive in the Consolidated statements of income as discontinued operations.

Philips Group

Results of combined Lumileds and Automotive businesses

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales	1,711	804
Costs and expenses	(1,376)	(630)	5
Result on the sale of discontinued operations		(98)	8
Income before tax	335	76	13
Income tax expense	(53)	(25)	(1)
Income tax on the sale of discontinued operations		26
US Tax Cuts and Jobs Act [1]		(107)
Results from discontinued operations	282	(29)	12
[1] For further details related to US Tax Cuts and Jobs Act please refer to Income Taxes.
Discontinued operations: Other

Certain other divestments reported as discontinued operations, resulted in a net loss of EUR 27 million in 2018 (2017: a net loss of EUR 24 million; 2016: a net gain of EUR 134 million).

The main result in 2016 related to the court decision in favor of Philips in an arbitration case against Funai Electric Co., Ltd. Philips started the arbitration after it terminated the agreement to transfer the Audio, Video, Media & Accessories business to Funai following a breach of contract by Funai. As a consequence the court ordered Funai to pay EUR 144 million, which includes disbursements and interest, as compensation for damages. The amount was received in the second quarter of 2016.

Discontinued operations cash flows

The following table presents the net cash flows of operating, investing and financing activities reported in the Consolidated cash flow statements related to discontinued operations.

Discontinued operations cash flows

in millions of EUR

2016 -2018

	2016	2017	2018
Cash flows from operating activities	1,037	350	(15)
Cash flows from investing activities	(112)	856	662
Cash flows from financing activities	1,226	(144)
Total discontinued operations cash flows	2,151	1,063	647

In 2018, discontinued operations cash flows mainly include EUR 642 million related to the sale of Signify shares and dividend received from Signify reported in investing activities. The sale of Signify shares in 2017 (prior to losing control) are included in cash flows from financing activities of continuing operations.

In 2017, cash flows from operating activities reflect the period prior to the divestment of the combined Lumileds and Automotive businesses (six months of cash flows) and prior to the deconsolidation of Signify (eleven months of cash flows). In 2017, cash flows from investing activities includes the net cash outflow related to the deconsolidation of Signify of EUR 175 million, consisting of EUR 545 million proceeds from the sale of shares on November 28, 2017, offset by the deconsolidation of EUR 720 million of cash and cash equivalents, and proceeds of EUR 1,067 million received from the sale of the combined Lumileds and Automotive businesses.

Assets classified as held for sale

As of December 31, 2018, assets held for sale consisted of property, plant and equipment for an amount of EUR 23 million, and assets and liabilities directly associated with assets-held-for-sale businesses of EUR 52 million.

As of December 31, 2017, assets held for sale consisted of the retained interest in Signify for an amount of EUR 1,264 million, property, plant and equipment for an amount of EUR 40 million, and assets and liabilities directly associated with assets held for sale businesses of EUR 44 million.